Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans, including fees	$ 21,609	$ 21,616	$ 21,246
Investment securities:
US Treasury	742	612	12
US Government agencies and corporations	1,035	1,896	3,106
State and political subdivisions	371	319	632
Interest-earning deposits with banks and federal funds sold	65	44	66
Total interest income	23,822	24,487	25,062
Interest Expense
Interest checking and money market accounts	785	971	838
Savings deposits	286	327	255
Time deposits $100,000 and over	1,106	1,192	1,980
Other time deposits	1,138	1,684	2,836
Short-term borrowed funds	354	693	316
Long-term debt	1,068	1,084	1,472
Total interest expense	4,737	5,951	7,697
Net interest income	19,085	18,536	17,365
Provision for loan losses	3,456	4,919	1,732
Net interest income after provision for loan losses	15,629	13,617	15,633
Noninterest Income
Service charges on deposit accounts	1,837	2,219	2,360
Other service fees and commissions	3,409	2,883	2,273
Gain (loss) on sale of securities	933	1,484	(711)
Loss on nonmarketable securities			(172)
Loss on securities with other-than-temporary impairment			(1,807)
Portion of loss recognized in other comprehensive income
Net impairment recognized in income			(1,807)
Income from mortgage loan sales	1,806	3,172	3,436
Other income	271	140	445
Total noninterest income	8,256	9,898	5,824
Noninterest Expense
Salaries and employee benefits	12,121	11,648	11,527
Net occupancy expense	1,165	1,193	1,071
Equipment expense	758	769	702
Data processing costs	858	853	792
Office supplies and printing	337	384	335
Foreclosed real estate expense	489	387	219
Professional fees and services	1,488	1,230	968
Marketing and donations	769	1,291	746
Electronic banking expense	875	811	728
Software amortization and maintenance	573	542	470
FDIC insurance	750	795	958
Other noninterest expense	2,606	2,748	2,414
Total noninterest expense	22,789	22,651	20,930
Income before income taxes	1,096	864	527
Income taxes	196	151	(163)
Net income	900	713	690
Net income	900	713	690
Dividends on preferred stock	(645)	(645)	(642)
Net Income available to common shareholders	$ 255	$ 68	$ 48
Net income per common share
Basic	$ 0.03	$ 0.01	$ 0.01
Diluted	$ 0.03	$ 0.01	$ 0.01
Weighted average common shares outstanding
Basic	7,467,396	7,485,373	7,474,140
Diluted	7,467,396	7,485,373	7,474,140